Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents (Note 27)	$ 107,005	$ 283,550
Short-term investments (Note 9)	35,337	51,723
Trade and other receivables	136,614	128,150
Income tax receivables	40,020	20,282
Inventories (Note 10)	471,630	500,462
Derivative assets (Note 8)	2,883	3,995
Prepaid expenses and other current assets	10,891	13,007
Current assets	804,380	1,001,169
Non-current assets
Mineral properties, plant and equipment (Note 11)	2,226,354	2,344,551
Long-term inventories (Note 10)	26,300	25,644
Long-term tax receivables	8,476	8,711
Deferred tax assets (Note 30)	55,879	55,953
Long-term investment and associate (Note 13)	121,200	77,410
Goodwill and other assets (Note 14)	5,909	5,146
Total assets	3,248,498	3,518,584
Current liabilities
Accounts payable and accrued liabilities (Note 15)	308,054	306,087
Derivative liabilities (Note 8)	1,780	351
Provisions (Note 16)	17,853	8,041
Lease obligations (Note 17)	13,608	10,663
Debt (Note 18)	13,712	3,400
Income tax payables	25,833	59,133
Current liabilities	380,840	387,675
Non-current liabilities
Long-term provisions (Note 16)	285,327	240,111
Deferred tax liabilities (Note 30)	140,337	184,785
Long-term lease obligations (Note 17)	19,506	19,898
Long-term debt (Note 18)	180,010	11,900
Deferred revenue (Note 19)	13,900	12,516
Other long-term liabilities (Note 20)	26,960	25,691
Total liabilities	1,046,880	882,576
Equity (Note 21)
Issued capital	3,139,994	3,136,214
Share option reserve	93,273	93,375
Investment revaluation reserve	(3,008)	0
Deficit	(1,034,780)	(598,035)
Total equity attributable to Company shareholders	2,195,479	2,631,554
Non-controlling interests	6,139	4,454
Total equity	2,201,618	2,636,008
Total liabilities and equity	$ 3,248,498	$ 3,518,584